Shareholder Fees (Vanguard S&P Small-Cap 600 Growth Index Fund ETF)	Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0